Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Baidu
Amounts due from related parties, current:
Amounts due from related parties	¥ 13,527	$ 1,934		¥ 1,243
Amounts due to related parties, current:
Amounts due to related parties	2,407,748	344,303		2,131,649
Amounts due to related parties, non-current:
Amounts due to related parties	2,667	381		3,178
Baidu | Loans
Amounts due to related parties, current:
Amounts due to related parties	50,000	7,150		50,000
PAG
Amounts due from related parties, current:
Amounts due from related parties	46,440	6,641	$ 114,100	0	$ 522,500
Amounts due from related parties, non-current:
Amounts due from related parties	4,473,764	639,740		0
PAG | Loans
Amounts due from related parties, current:
Amounts due from related parties	0	0		3,813,937
Amounts due from related parties, non-current:
Amounts due from related parties	0	0		41,010
Others
Amounts due from related parties, current:
Amounts due from related parties	208,154	29,766		240,870
Amounts due from related parties, non-current:
Amounts due from related parties	167,000	23,881		137,000
Amounts due to related parties, current:
Amounts due to related parties	1,238,349	177,081		1,036,201
Amounts due to related parties, non-current:
Amounts due to related parties	1,571	225		901
Equity Investee | Deferred Revenue
Amounts due to related parties, current:
Amounts due to related parties	21,186	3,030		21,186
Amounts due to related parties, non-current:
Amounts due to related parties	33,954	4,855		55,147
Related Party
Amounts due from related parties, current:
Amounts due from related parties	221,681	31,700		283,123
Amounts due from related parties, non-current:
Amounts due from related parties	167,000	23,881		3,950,937
Amounts due to related parties, current:
Amounts due to related parties	3,717,283	531,564		3,239,036
Amounts due to related parties, non-current:
Amounts due to related parties	¥ 38,192	$ 5,461		¥ 59,226